Other Financial Assets - Disclosure of Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [abstract]
FVTPL marketable securities	$ 10,851	$ 13,876
FVTOCI marketable securities	15,635	22,443
Total other financial assets	$ 26,486	$ 36,319